RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule Of Related Party Balances And Transactions
a.	Balances with related parties:

	Six months ended June 30,	Year ended December 31,
	2025	2024
	Unaudited

Trade accounts receivable	407	246
Trade accounts payable	42	38

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
	Unaudited

Revenues	556	517	187	358
Purchases, selling, general and administrative expenses	256	147	153	75